SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 04, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising Expense		$ 466	$ 306	$ 556
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		35,010	536,877	669,887
Unrecognized Tax Benefits Income (Expenses)		735	1,285	420
Dividend Distribution Maximum Percentage	50.00%	50.00%		50.00%
Allocated Share-based Compensation Expense		1,557	325	515
Severance Costs		0	0	8
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match		3.00%
Purchase Of NIS With US Dollars [Member]
Foreign Currency Derivatives Notional Amount		$ 1,736	$ 0
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life		3 years 6 months
Capitalized Computer Software Amortization Term		4 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life		15 years
Capitalized Computer Software Amortization Term		5 years